Regulatory Capital (Tables)	6 Months Ended
Apr. 30, 2023
Regulatory Capital
Summary of Regulatory Capital Position
The following table summarizes the Bank’s regulatory capital positions as at April 30, 2023 and October 31, 2022.
Regulatory Capital Position

(millions of Canadian dollars, except as noted)	As at
	April 30 2023	October 31 2022
Capital
Common Equity Tier 1 Capital	$84,328	$83,671
Tier 1 Capital	95,111	94,445
Total Capital	107,960	107,175
Risk-weighted assets used in the calculation of capital ratios	549,398	517,048
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	15.3%	16.2%
Tier 1 Capital ratio	17.3	18.3
Total Capital ratio	19.7	20.7
Leverage ratio	4.6	4.9
TLAC Ratio	34.2	35.2

TLAC Leverage Ratio	9.0	9.4